Schedule of Significant Inputs Used in Fair Value Measurement (Details) - Gravitics Inc [Member] $ / shares in Units, $ in Thousands	Mar. 31, 2026 $ / shares	Mar. 30, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)
FairValueMeasurementsLineItems [Line Items]
Equity value		$ 173,534	$ 99,868		$ 30,600
Stock price - common | $ / shares	$ 4.89			$ 0.01
Common Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Stock price - common | $ / shares	$ 4.28
Measurement Input, Price Volatility [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.75
Expected dividend yield	0.624
Measurement Input, Expected Term [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input		3.0	3.0
Expected dividend yield	5.0
Measurement Input, Risk Free Interest Rate [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input		0.038	0.038
Expected dividend yield	0.040
Measurement Input, Expected Dividend Rate [Member]
FairValueMeasurementsLineItems [Line Items]
Expected dividend yield	0.000
Fair Value, Inputs, Level 3 [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value				$ 111,800	30,601
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value				$ 111,800	$ 30,601
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.570
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.320	0.335
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input					0.470
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.325	0.365
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input					0.540
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.038	0.052
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.203	0.196
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.092	0.085
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.355	0.348
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.13	1.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.13	1.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.75	1.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.83	1.83
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability Of Equity Financing [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.850	0.750
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability Of Equity Financing [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.850	0.750
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Liquidity Event [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.125	0.150
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Dissloution Event [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.025	0.100
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Dissloution Event [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.025	0.100
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Corporate Transaction [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.100	10.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Maturity [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.025	0.050